Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7.	Inventories

As of December 31, 2014 and 2015, inventories consisted of the following:

	December 31,
	2014	2015
	(in thousands)

Finished goods	$54,302	58,337
Work in process	71,086	60,632
Raw materials	40,689	52,337
Supplies	28	68
	$166,105	171,374

Inventory write-downs were $10,759 thousand, $8,198 thousand and $9,785 thousand for the years ended December 31, 2013, 2014 and 2015, respectively, and are included in cost of revenues.